Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of reconciliation of average effective tax expenses and applicable tax expenses [text block]
	2018	2017	2016
Loss before income taxes	$(57,160,481)	$(114,811,428))	$(57,365,525)
Statutory income tax rate	26.7%	26.8%	26.9%
Computed income tax recovery	(15,261,848)	(30,769,463)	(15,431,326)

Adjustment in income taxes resulting from:
Unrecorded potential tax benefits	14,420,791	9,434,421	5,165,985
Decrease in deferred tax assets resulting from a reduction in tax rate	108,306	106,805	217,675
Income taxable at a different foreign tax rate	34,550	115,247	43,494
Accounting charges not deducted for tax and other	1,664,052	21,756,755	10,150,626
Current income tax expense	$965,851	$643,765	$146,454

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2018	2017	2016
Deferred tax assets
Net operating loss carryforwards	$35,883,150	$21,923,593	$12,938,264
Unused research and development expenditures	2,766,408	1,807,596	1,178,910
Financing costs	1,896,242	2,470,787	17,201
Costs relating to patents and others	119,314	139,380	118,564
Property and equipment	442,866	258,423	174,725
	41,107,980	26,599,779	14,427,664
Deferred tax liabilities
Property and equipment	-	-	(3,209)
Net deferred income tax assets	41,107,980	26,599,779	14,424,455
Unrecorded deferred income tax assets	(41,107,980)	(26,599,779)	(14,424,455)
	$-	$-	$-

Disclosure of loss carryforwards, unclaimed deductions and credits available for carryforwards [text block]
	Provincial	Federal
Research and development expenditures, without time limitation	$11,322,445	$9,762,179

Losses carried forward, expiring
2029	$39,492	$39,508
2030	153,102	153,353
2031	88,677	89,381
2032	77,368	92,095
2033	2,631,911	2,722,029
2034	7,902,544	8,103,485
2035	18,705,985	18,980,654
2036	18,711,295	19,046,349
2037	33,829,690	33,978,229
2038	52,370,269	52,905,565
	$134,510,333	$136,110,648

Unused tax credits, expiring
2033		$76,818
2034		260,594
2035		203,856
2036		154,272
2037		354,563
2038		654,025
		$1,704,128
US Federal
Orphan drug tax credits, expiring
2037	$900,109
2038	3,075,708
$3,975,817
State
Massachusetts R&D tax credits, expiring
2038	$1,080,814